First Trust NASDAQ Clean Edge Green Energy Index Fund Investment Strategy - First Trust NASDAQ Clean Edge Green Energy Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is developed, maintained and sponsored by Nasdaq, Inc. and Clean Edge, Inc. (“Clean Edge” and together with Nasdaq Inc., the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. The Index is designed to track the performance of a set of companies that are classified by Clean Edge as manufacturers, developers, distributors and/or installers of clean-energy technologies. According to the Index Provider, to be eligible for inclusion in the Index, a security must be issued by companies classified, according to Clean Edge, as technology manufacturers, developers, distributors, and/or installers in one or more of the following sub-sectors: ●Advanced Materials (silicon, lithium, bio-based, and/or other materials and processes that enable clean-energy and low-carbon technologies) ●Energy Intelligence (conservation, efficiency, smart meters, energy management systems, LEDs, smart grid, superconductors, power controls, etc.) ●Energy Storage & Conversion (advanced batteries, power conversion, electric vehicles, hybrid drivetrains, hydrogen, fuel cells for stationary, portable, and transportation applications, etc.) ●Renewable Electricity Generation (solar, wind, geothermal, water power, etc.) According to the Index Provider, a security’s issuer must be determined by Clean Edge to have a demonstrated ability to capture the potential of the clean-energy sector by receiving a majority (50% or more) of its revenue from clean-energy and low-carbon activities, or, in the case wherein a company has multiple business units and revenue streams, have substantial exposure to the clean-energy and low-carbon sector. In order to be eligible for inclusion in the Index, a security must meet the security eligibility criteria for security type and multiple classes of securities, be listed on a qualifying U.S. securities exchange, and meet the size, price, liquidity and other eligibility requirements of the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. Additionally, in order to be eligible for inclusion in the Index, a security’s issuer must not be identified by the U.S. Securities and Exchange Commission as having used to audit its financial statements an accounting firm that has been identified by the Public Company Accounting Oversight Board under the Holding Foreign Companies Accountable Act. Securities selected for inclusion in the Index are weighted according to modified market capitalization methodology. Securities are weighted according to their market capitalization, however no security may exceed 8% of the Index. The excess weight of any capped security is distributed proportionally across the other component securities. If after redistribution any of the five highest ranked securities are weighted below 8%, these securities are not capped. Next, any remaining securities with weights in excess of 4% are capped at 4% and the excess weight is redistributed proportionally across the remaining securities. The process is repeated, if necessary, to derive the final weights. The Fund may invest in depositary receipts and companies with various market capitalizations. The Index is rebalanced quarterly and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 52 securities and the Fund had significant investments in industrial companies and information technology companies, although this may change from time to time.The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of March 31, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. In order to gain exposure to certain Chinese companies that are included in the Index but are unavailable to direct investment by foreign investors, the Fund invests significantly in non-Chinese shell companies that have created structures known as variable interest entities (“VIEs”) in order to gain exposure to such Chinese companies.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 52 securities and the Fund had significant investments in industrial companies and information technology companies, although this may change from time to time.